Amounts Receivable and Other Assets (Tables)	12 Months Ended
Jul. 31, 2020
Amounts Receivable And Other Assets
Disclosure of information about amounts receivable and other assets
	July 31, 2020	July 31, 2019
Sales tax receivable	$4,820	$1,098
Prepaid insurance	7,209	7,090
Total	$12,029	$8,188